TAXES ON INCOME (Narrative) (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Taxes On Income [Line Items]
Corporate tax rate	35.00%
Net operating loss carryforwards	$ 4,896,605	$ 3,468,280
Penalties related to tax contingencies	15,539	34,105
Subsidiary [Member]
Taxes On Income [Line Items]
Corporate tax rate	25.00%
Net operating loss carryforwards	$ 5,905,361	$ 3,328,946